RESTRICTED CASH (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash:
Restricted cash	R$ 3,573,362	R$ 3,227,536
Marketing - Itaipu
Restricted Cash:
Restricted cash		1,314,234	R$ 1,356,513
Marketing - PROINFA
Restricted Cash:
Restricted cash	1,471,908	1,553,049
PROCEL
Restricted Cash:
Restricted cash	495,260	188,004
Collateral Account - SPEs
Restricted Cash:
Restricted cash	100,000	100,000
Resources of RGR
Restricted Cash:
Restricted cash	30,890	R$ 29,970
Itaipu Agreement
Restricted Cash:
Restricted cash	R$ 161,070